UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report For The Quarter Ended:          March 31, 1999

Check Here If Amendment [ ];           Amendment Number:
This Amendment (Check Only One):  [ ] Is A Restatement.
[ ] Adds New Holdings Entries.

Institutional Investment Manager Filing This Report:

Name:         Carl K. Bufka
Address:      c/o Bufka & Rodgers L.L.C.
425 N. Martingale Road
Suite 750
              Schaumburg, IL 60173

13-F File No.:     28-6300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:         Carl K. Bufka
Phone:        847-240-2240

Signature, Place, and Date of Signing:

/s/ Carl K. Bufka       Schaumburg, Illinois       September 10, 1999

Report Type  (Check only one.):

[   ]    13F Holdings Report
[ x ]    13F Notice
[   ]    13F Combination Report

List of Other Managers Reporting for this Manager:

Bufka & Rodgers L.L.C.
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